Bank borrowings	12 Months Ended
Dec. 31, 2022
Bank borrowings
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2022
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility	95,994	—	60,976	60,976
Other loans	—	15,774	1,083	16,857
Total		15,774	62,059	77,833

	2021
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	—	—	—	—
Borrowings from receivable factoring facility	67,956	—	93,090	93,090
Other loans	—	3,670	2,207	5,877
Total		3,670	95,297	98,967

Credit facilities

On October, 11, 2019, Ferroglobe subsidiaries Globe Specialty Metals, Inc., and QSIP Canada ULC, as borrowers, entered into a Credit and Security Agreement for a new $100 million north American asset-based revolving credit facility (the “ABL Revolver”), with PNC Bank, N.A., as lender. On March 16, 2021, the Company repaid in its entirety the remaining balance at the date for an amount equal to $39,476 thousand, cancelling its obligations derived from the contract.

On June 30, 2022, The Company closed a new, five-year $100 million North American asset-based revolving credit facility (the “ABL Revolver”), involving Ferroglobe’s subsidiary, Globe Specialty Metals, Inc. (“Globe”), and its wholly owned North American subsidiaries, as borrowers, and Bank of Montreal (“BMO”), as lender and agent.

At closing, there was no drawing under the ABL Revolver. Going forward, potential drawings under the ABL Revolver will be used for general corporate purposes.

The ABL Revolver is subject to a borrowing base comprising North American inventory and accounts receivable of Globe (and certain of its subsidiaries) and bears interest of SOFR plus a spread of 150-175 basis points depending on the level of utilization.

Under the ABL credit agreement, the borrowers commit to respect usual affirmative covenants, among others communicating any default or event of default, a change of control, the creation of acquisition of subsidiaries, a casualty or damage to any material used as a collateral, maintenance of the insurance, the compliance with ERISA and the Canadian Pension Laws, the compliance with environmental laws. The borrowers commit not to create or incur any indebtedness, capital leases in excess of a $7.5m, create liens, merge, dissolve, divide any borrowers, change the nature of the business, pay dividends, repay indebtedness for the account of holder of Equity Interests of any Loan Party or its affiliates, maintain a financial covenant consolidated fixed charge coverage ratio to be less than 1.00 to 1.00.

Borrowings from receivable factoring facility

On October 2, 2020, the Company signed a factoring agreement with a financial institution, to anticipate the collection of receivables issued by the Company’s European entities (See Note 10).

The main characteristics of the agreement are the following:

-	the maximum cash consideration advanced for the financing facility is up to €60,000 thousand;
-	over collateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
-	a 0.18% to 0.25% fee charged on the total of invoices and credit notes sold to the factor;
-	a financing commission set at Euribor 3-month +1% charged on the drawdowns;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first EUR 5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

On February 2022 Grupo FerroAtlántica, S.A. signed an additional factoring agreement with an additional Spanish Bank. This program offers the possibility to sell the receivables corresponding to nine customers pre-approved by the bank and its credit insurer. Receivables are pre-financed at 100% of their face value.

The main characteristics of this program are the following:

-	the maximum cash consideration advanced for the financing facility is up to €30,000 thousand;
-	a service fee set at 0.25% of the receivable face value;
-	a cost of financing set at Euribor 12-month +1%;
-	a closing fee set at 0.25% of the financing;
-	an annual renewal fee set at 0.25% of the financing;
-	invoices that remain unpaid by the customers to the factor at due date are subject to a late payment interest charge set at Euribor 12-month +15%, with a grace period during the first 30 days.

Judgements relating to the accounting for the factoring agreement

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk, so the conclusion is that the derecognition criteria is not met and therefore, the account receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced.

The borrowings from receivable factoring facility disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

Other Loans

Include loans held by the Company to finance their current activities in France and in the United States. The loan related to France was signed in July 2020 for an amount of $5,277 thousand. The balance as of December 31, 2022 is $2,544 thousand ($3,670 thousand as of December 31, 2021). The loan is zero interest rate, guaranteed by French government, and the initial period is one year duration, with repayment of up to five years.  The fair value of this loan as of December 31, 2022, based on discounted cash flows at a market interest rate (Level 2), amounts to $2,959 thousand.

The loan related to the United States relates to the NMTC program, which has been signed in December by Globe Metallurgical, Inc, as owner of the Selma plant, for an amount of $13.230 thousand. The New Markets Tax Credit Program (NMTC Program) helps economically distressed communities attract private capital by providing investors with a federal tax credit. Investments made through the NMTC Program are used to finance businesses, breathing new life into neglected, underserved low-income communities. The reactivation of the plant in Selma, Alabama, has been granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program. This allocation has been subscribed by Globe Metallurgical, Inc. (GMI) as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant. As a result of the structure implemented for the NMTC, (i) Globe Specialty Metals, Inc. (GSM) has granted a loan to a special purpose vehicle (SPV I) (Leveraged Loan) and (ii) GMI has received two qualify low-income community investment loans (QLICI Loans) from another special purposes vehicle (SPV II) wholly owned by SPV I. Leverage loan is in the amount of $9,909 thousand, a 26 years term and an interest rate of 4.27% (See Note 10). QLICI Loan A is in the amount of $9,909 thousand, with a 30 years term and 3.57% interest rate. QLICI Loan B is in the amount of $3.3 million, with a 30 years term and 3.57% interest rate. Out of this investment-funding structure,  GMI receives a  federal grant of approximately $2,875 thousand, out of which, all the expenses related to the investment-funding structure are to be detracted. This subsidy must be invested in in CAPEX in the Selma plant throughout fiscal year 2023 as per the investment plan of the group. After seven years, the NMTC structure set up will be wound up, as a result of which (ii) SPV II will cancel the QLICI B loan, resulting in cancellation of debt income (CODI) for GMI; (ii) GSM will become the owner of SPV I and SPV II. Upon liquidation and dissolution of these two entities, the Leverage loan will void by confusion. QLICI A loan will be capitalized by

GSM into GMI. The loan was granted on December, 2022 therefore its carrying amount equals to its fair value as of December 31, 2022.

Since December 2019, the Company entered into a forfaiting program where some of the Company’s French and Spanish entities may assign their rights to receive payments under the Contracts with the customer “ArcelorMittal Sourcing s.c.a.” in accordance with a forfaiting scheme.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings at December 31, is as follows:

	2022
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	13,230	170	13,400
Borrowings in Euros	2,544	61,889	64,433
Total	15,774	62,059	77,833

	2021
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	1,245	1,245
Borrowings in other currencies	3,670	94,052	97,722
Total	3,670	95,297	98,967

Contractual maturity of non-current bank borrowings

The contractual maturity of bank borrowings at December 31, 2022, was as follows:

	2022
	2023	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	60,976	—	—	60,976
Other loans	1,083	2,544	13,230	16,857
Total	62,059	2,544	13,230	77,833